Expense Example - CAUSEWAY INTERNATIONAL VALUE FUND	Jan. 28, 2021 USD ($)
Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,372
Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	$ 1,082